Commitments, Guarantees and Contingent Liabilities (Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Within one year	¥ 5,812	¥ 5,809
More than one year	6,113	7,660
Total	¥ 11,925	¥ 13,469